Note 1 - Summary of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
(1)	Summary of Business and Basis of Presentation

(a)	Description of Business

BioCardia, Inc., (BioCardia or the Company), is a clinical-stage regenerative medicine company developing novel therapeutics for cardiovascular diseases with large unmet medical needs. The Company’s lead therapeutic candidate is the CardiAMP® cell therapy system and its second
therapeutic candidate is the CardiALLO™ cell therapy system. To date, the Company has devoted substantially all its resources to research and development efforts relating to its therapeutic candidates and biotherapeutic delivery systems including conducting clinical trials, developing manufacturing and sales capabilities, in-licensing related intellectual property, providing general and administrative support for these operations and protecting its intellectual property.

BioCardia also has
three
enabling device product lines: (
1
) the CardiAMP cell processing system; (
2
) the Helix
™
biotherapeutic delivery system, or Helix; and (
3
) the Morph® steerable guide and sheath catheter portfolio, including the new AVANCE
™
steerable introducer family. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.

(1)	Summary of Business

(a)	Description of Business

BioCardia, Inc., or the Company, is a clinical-stage regenerative medicine company developing novel therapeutics for cardiovascular diseases with large unmet medical needs. Its lead therapeutic candidate is the CardiAMP cell therapy system and its second
therapeutic candidate is the CardiALLO cell therapy system. To date, the Company has devoted substantially all of its resources to research and development efforts relating to its therapeutic candidates and biotherapeutic delivery systems including conducting clinical trials, developing manufacturing and sales capabilities, in-licensing related intellectual property, providing general and administrative support for these operations and protecting its intellectual property.

The Company has
three
enabling device product lines: (
1
) the CardiAMP cell processing system; (
2
) the Helix biotherapeutic delivery system, or Helix; and (
3
) the Morph vascular access product line, or Morph. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.